PROPERTY, PLANT AND EQUIPMENT (Details 1) - Assets Leased to Others [Member] - Building [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 13,925	$ 10,086
Less: accumulated depreciation	(4,261)	(3,725)
Buildings leased to others - net	$ 9,664	$ 6,361